Consolidated statement of stockholders' equity (USD $) In Thousands, unless otherwise specified	Total	Series A Units	Common Stock	Additional paid-in capital	Treasury Stock (at cost)	Accumulated deficit	Restricted Units	Other equity interests
Balance at Dec. 31, 2008	$ 318,364	$ 399,820				$ (199,941)	$ 1,864	$ 116,621
Balance (in shares) at Dec. 31, 2008		76,000					16,537
Increase (Decrease) in Stockholders' Equity
Restricted stock forfeitures							(10)
Restricted stock forfeitures (in shares)							(272)
Net income	(184,495)					(184,495)
Balance at Dec. 31, 2009	289,107	524,700				(384,436)	3,273	145,570
Balance (in shares) at Dec. 31, 2009		95,952					26,959
Increase (Decrease) in Stockholders' Equity
Restricted stock forfeitures (in shares)							(1,813)
Net income	86,248					86,248
Balance at Dec. 31, 2010	411,099	549,187				(298,188)	4,504	155,596
Balance (in shares) at Dec. 31, 2010		99,870					31,432
Increase (Decrease) in Stockholders' Equity
Restricted stock forfeitures	1						(37)
Restricted stock forfeitures (in shares)							(1,389)
Stock-based compensation	150			150
Net income	105,554					105,554
Balance at Dec. 31, 2011	760,013		1,276	951,375	(4)	(192,634)
Balance (in shares) at Dec. 31, 2011					8
Balance (in shares) at Dec. 31, 2011			127,617
Increase (Decrease) in Stockholders' Equity
Restricted stock awards			8	(8)
Restricted stock awards (in shares)			777
Restricted stock forfeitures			(1)	1
Restricted stock forfeitures (in shares)			(98)
Stock-based compensation	4,835			4,835
Net income	57,210					57,210
Balance at Jun. 30, 2012	$ 822,058		$ 1,283	$ 956,203	$ (4)	$ (135,424)
Balance (in shares) at Jun. 30, 2012					8
Balance (in shares) at Jun. 30, 2012			128,296